Financial assets and liabilities - Summary of Financial Risks and Financial Performance (Detail)	12 Months Ended
Dec. 31, 2025
Currency risk [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	i. Future commercial transactions. ii. Recognized financial assets and liabilities not denominated in Reais.
Measurement	i. Cash flow forecasting ii. Sensitivity analysis.
Management	Foreign currency.
Interest rate risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives financial instruments.
Measurement	Sensitivity analysis.
Management	Interest rate swap.
Market risk - prices [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	i. Future business transactions. ii. Investments in securities.
Measurement	i. Projected cash flow. ii. Sensitivity analysis.
Management	i. Commodity futures price. ii. Hedging derivative for both appreciation and depreciation of shares.
Credit risk [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, accounts receivable, derivatives, accounts receivable from related parties, dividends and investment properties.
Measurement	i. Analysis by maturity. ii. Credit ratings.
Management	Available funds and lines of credit.
Liquidity risk [member]
Disclosure of financial assets [line items]
Exposure	Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS (Special Tax Regularization Program), leases, derivatives, accounts payable to related parties and dividends.
Measurement	Cash flow forecasting
Management	Available funds and lines of credit.